Trade and other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other receivables.
Trade receivables	€ 2,758	€ 1,463
R&D incentive receivable (Australia)	723	346
VAT receivable	850	847
Current tax receivable	808	159
Foreign currency swaps	343	1
Other	488	422
Total trade and other receivables	€ 5,970	€ 3,238